Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	1,215,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-272018
Carry Forward Initial Effective Date	May 17, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 11,843.06
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement only includes unsold securities that have been previously registered. Accordingly, there is no registration fee due in connection with this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement consist of 1,215,000 unsold shares of common stock previously registered on the Registrant's registration statement on Form S-3 filed on May 17, 2023 (Registration No. 333-272018, which we refer to as the "2023 Registration Statement." Such unsold shares of common stock were originally registered on the Registrant's registration statement on Form S-3 filed on June 23, 1999 (Registration No. 333-81355), which we refer to as the "1999 Registration Statement," and, in connection with the original registration of such unsold shares of common stock on the 1999 Registration Statement, the Registrant paid a registration fee of $12,135.48, which will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. The securities originally registered under the 1999 Registration Statement were carried forward pursuant to Rule 415(a)(6) from the 1999 Registration Statement to the Registrant's Registration Statement on Form S-3 filed on November 12, 2008 (Registration No. 333-155306), the Registrant's Registration Statement on Form S-3 filed on August 9, 2011 (Registration No. 333-176158), the Registrant's Registration Statement on Form S-3 filed on August 6, 2014 (Registration No. 333-197897), the Registrant's Registration Statement on Form S-3 filed on August 4, 2017 (Registration No. 333-219694), the Registrant's Registration Statement on Form S-3 filed on May 22, 2020 (Registration No. 333-238620) and the 2023 Registration Statement.